SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES(Schedule of Acquired Finite-Lived Intangible Assets by Major Class) (Details)	12 Months Ended
Dec. 31, 2018
Customer relationship
Finite-Lived Intangible Asset, Useful Life	7 years
Maximum [Member] | Permits and license
Finite-Lived Intangible Asset, Useful Life	10 years
Maximum [Member] | Customer relationship
Finite-Lived Intangible Asset, Useful Life	7 years
Maximum [Member] | Technical know-how
Finite-Lived Intangible Asset, Useful Life	12 years
Maximum [Member] | Others
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum [Member] | Permits and license
Finite-Lived Intangible Asset, Useful Life	5 years
Minimum [Member] | Technical know-how
Finite-Lived Intangible Asset, Useful Life	3 years
Minimum [Member] | Others
Finite-Lived Intangible Asset, Useful Life	5 years